Cash At Bank And Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash At Bank And Restricted Cash [Text Block]
16	Cash at bank and restricted cash
The Group

	As of December 31,
Cash at bank	2021	2022
	RMB’000	RMB’000
Demand deposits
RMB	18,132,859	24,509,888
USD	4,137,462	1,985,271
HKD	43,697	13,586
IDR	37,385	15,450
SGD	3,651	—

	22,355,054	26,524,195

Time deposits
RMB	11,659,866	17,248,631
USD	637,884	—
IDR	93,776	111,416

	12,391,526	17,360,047

Less: Provision for impairment losses	(3,392)	(2,115)

	34,743,188	43,882,127

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Restricted cash
Cash from consolidated structured entities (a)	24,903,595	22,990,022
Deposits for borrowings (b)	3,042,930	1,478,504
Deposits held on behalf of platform investors (c)	1,791,455	702,018
Others	715,559	1,338,087

	30,453,539	26,508,631

(a)
Cash
from consolidated structured entities is the cash held by the Group’s consolidated structured entities either received from investors for upcoming investment in retail credit business or investors’ funds whose withdrawal is in processing due to settlement time.

(b)	Deposits for borrowings are pledges for secured borrowings (refer to Note 29(a)).
(c)
As of December 31, 2021, deposits held on behalf of platform investors represents funds received from platform investors while investment decisions are yet to be made, or investors’ funds whose withdrawal is in processing due to settlement time. As of December 31, 2022, deposits held on behalf of platform investors whose withdrawal is in processing due to settlement time.

The Company

	As of December 31,
Cash at bank	2021	2022
	RMB’000	RMB’000
Demand deposits
RMB	18,705	5,518
USD	1,634,458	1,638,784

	1,653,163	1,644,302

Time deposits
RMB	160,453	—
USD	—	—

	160,453	—

Less: Provision for impairment losses	—	—

	1,813,616	1,644,302